November 5, 2009

DREYFUS INVESTMENT FUNDS
- Dreyfus/The Boston Company International Core Equity Fund
- Dreyfus/The Boston Company Small Cap Growth Fund
- Dreyfus/The Boston Company Small Cap Tax Sensitive Equity Fund
- Dreyfus/The Boston Company Small Cap Value Fund
- Dreyfus/The Boston Company Small Cap Value Fund II
- Dreyfus/The Boston Company International Small Cap Fund

Supplement to Statement of Additional Information dated February 1, 2009

     Dreyfus/The Boston Company Small Cap Value Fund II and Dreyfus/The Boston Company International Small Cap Equity Fund are no longer offered in this Statement of Additional Information as each Fund was liquidated.

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         Effective January 1, 2010, the following information will supersede and replace the first sentence in the second paragraph of the section of the Fund’s Statement of Additional Information entitled “Dividends, Distributions and Taxes”:

        Each Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year.

November 5, 2009

DREYFUS INVESTMENT FUNDS
- Dreyfus/Newton International Equity Fund
- Dreyfus/The Boston Company Emerging Markets Core Equity Fund
- Dreyfus/The Boston Company Small/Mid Growth Fund
- Dreyfus/The Boston Company Large Cap Core Fund
- Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Supplement to Statement of Additional Information dated March 31, 2009

   Effective January 1, 2010, the following information will supersede and replace the first sentence in the second paragraph of the section of the Fund’s Statement of Additional Information entitled “Dividends, Distributions and Taxes”:

   Each Fund (except Tax Exempt Bond Fund) ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year.

November 5, 2009

DREYFUS INVESTMENT FUNDS
- Dreyfus/The Boston Company Emerging Markets Core Equity Fund
- Dreyfus/The Boston Company International Core Equity Fund
- Dreyfus/Newton International Equity Fund
- Dreyfus/The Boston Company Small Cap Growth Fund
- Dreyfus/The Boston Company Small Cap Tax Sensitive Equity Fund
- Dreyfus/The Boston Company Small Cap Value Fund
- Dreyfus/The Boston Company Small/Mid Growth Fund
- Dreyfus/The Boston Company Large Cap Core Fund

Supplement to Current Prospectus

Effective January 1, 2010, the following information will supersede and replace the third sentence in the first paragraph of the section of the Fund’s Prospectus entitled “Distribution and Taxes”:

The fund normally pays dividends and capital gain distributions annually.